The Group's business and general information (Details) - ARS ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
The Group's business and general information (Textual)
Business combinations interest, percent		29.91%
Aggregate business acquisation description		(i) IDBD Series 9 Bonds was NIS 901 million (“Series 9”), (ii) IDBD Series 14 Bonds was NIS 889 million collateralized by DIC shares owned directly or indirectly by us representing 70% of the share capital of DIC (“Series 14”), (iii) IDBD Series 15 Bonds was NIS 238 million collateralized by shares of Clal representing 5% of the share capital of Clal (“Series 15”).
Capital contributions, description		The controlling interest in IDBD, to make capital injections into IDBD in an overall amount of NIS 210 million, in three equal annual payments on September 2 in each of the years 2019 to 2021, which would be made in consideration for shares in IDBD or as a subordinated loan on similar terms to the subordinated loans that had been provided by the controlling interest.
Attributable to controlling shareholders		$ 57,127,000,000		$ 45,843,000,000
Current assets		205,717,000,000	$ 2,968,000,000	201,915,000,000
Current liabilities		143,384,000,000	7,164,000,000	105,704,000,000
Non-current liabilities		361,160,000,000	10,622,000,000	450,000,000,000
Total equity		122,655,000,000	122,656,000,000	122,656,000,000	$ 170,814,000,000	$ 141,986,000,000
Equity Attributable to equity holders of the parent		627,199,000,000	$ 15,620,000,000	$ 678,360,000,000
Non-Adjusting Events After Reporting Period [Member]
The Group's business and general information (Textual)
Financing agreement, description	A proposal to make the outstanding balances of their bonds immediately due and payable, in preparation for the additional inflow of NIS 70 million scheduled for September 2, 2020.
Israel Business Center [Member]
The Group's business and general information (Textual)
Attributable to controlling shareholders		2,006,000,000
Currency translation adjustment reserve		1,537,000
Current assets		188,619,000
Non-current assets		255,865,000
Current liabilities		101,927,000
Non-current liabilities		299,150,000
Total equity		43,407,000
Equity Attributable to equity holders of the parent		$ 2,006,000